Transactions with related parties (Tables)	12 Months Ended
Dec. 31, 2013
Transactions With Related Parties [Abstract]
Schedule Of Related Party Transactions [Table Text Block]

	2013	2012	2011
Management fees, including capitalized fees	$305	$1,641	$758
Commissions	127	687	270
Administrative fees	20	120	120
Brokerage fees	217	1,300	1,182